DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ 10,282,330	$ 2,065,245	$ 9,613,101